Label	Element	Value
Principal Exchange-Traded Funds | Principal Active High Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL ACTIVE HIGH YIELD ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.50%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in below-investment grade (commonly known as "junk" or “high yield”) fixed income securities, such as bonds and bank loans. “Below investment grade” securities are rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by S&P Global Ratings. If securities are rated differently by the rating agencies, the highest rating is used. If the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade. If the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade. To select investments for the Fund, the Advisor incorporates top-down perspective (using macroeconomic and risk perspective while reviewing sectors based on their fundamental, technical, and valuations factors) followed by bottom-up perspective (using fundamental credit analysis).
The Fund invests in U.S. treasury bills, bonds, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, investment grade bank loans (also known as senior floating rate interests), and preferred securities. The Fund’s investments include securities of foreign issuers, including those located in developing or emerging markets. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index, which as of June 30, 2021 was 3.83 years. The Fund is not managed to a particular maturity.
The Fund invests in derivatives, including currency swaps and credit default swaps, for hedging purposes and to manage fixed-income exposure in an effort to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (July 8, 2015).
Prior to September 1, 2021, the Fund was known as the Principal Active Income ETF, and the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to September 1, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	12.56%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(19.62)%
(1) The year-to-date return as of September 30, 2021 is 7.79%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2020)1)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Active High Yield ETF | Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.03%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%	[1]
Principal Exchange-Traded Funds | Principal Active High Yield ETF | Principal Active High Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YLD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
Annual Return 2016	rr_AnnualReturn2016	16.19%	[4]
Annual Return 2017	rr_AnnualReturn2017	8.33%	[4]
Annual Return 2018	rr_AnnualReturn2018	(4.47%)	[4]
Annual Return 2019	rr_AnnualReturn2019	15.18%	[4]
Annual Return 2020	rr_AnnualReturn2020	2.23%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.62%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	2.23%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.20%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2015
Principal Exchange-Traded Funds | Principal Active High Yield ETF | Principal Active High Yield ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[1]
1 Year	rr_AverageAnnualReturnYear01	0.30%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.09%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%	[1]
Principal Exchange-Traded Funds | Principal Active High Yield ETF | Principal Active High Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[1]
1 Year	rr_AverageAnnualReturnYear01	1.22%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%	[1]
Principal Exchange-Traded Funds | Principal Healthcare Innovators ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL HEALTHCARE INNOVATORS ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Health Care Innovators Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities (emphasizing growth stock) in the Nasdaq US Benchmark Index (the "Parent Index") that are small and medium capitalization U.S. healthcare companies. Most of the companies in the Index are "early-stage companies" within the healthcare equipment and supplies, pharmaceuticals, biotechnology, and life sciences industries that are not yet consistently profitable. Examples include companies developing products and services and companies in the pre-marketing stage seeking regulatory approvals.
To be eligible for the Index, a security must be a component of the Parent Index, and each security must be classified as Health Care according to Industry Classification Benchmark (ICB). Securities are ranked based upon their market capitalization, and the least liquid securities are excluded. The Index employs a modified market capitalization weighting methodology; final eligible securities receive a maximum weight of 3%, and all excess weight is distributed proportionally across the remaining index securities.
The Index is rebalanced semi-annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2021, the Index included 303 components, and the Parent Index included 2,960 components. More detailed information about the Index methodology is provided in the prospectus under Underlying Indices.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also invest in securities not included in the Index that the Advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated. Given the present composition of the Index, the Fund expects to concentrate its investments in one or more industries within the healthcare sector. As of June 30, 2021, the Fund’s investments were concentrated in the biotech and life sciences industry and the health care equipment and services industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated. Given the present composition of the Index, the Fund expects to concentrate its investments in one or more industries within the healthcare sector. As of June 30, 2021, the Fund’s investments were concentrated in the biotech and life sciences industry and the health care equipment and services industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Healthcare Sector Risk. Given the present composition of the Index, the Fund expects to have more than 25% of its assets invested in one or more industries within the healthcare sector. A fund that invests in securities of companies in the healthcare sector (which includes companies involved in several industries, including biotechnology research and production, drugs and pharmaceuticals and health care equipment and services) is subject to the direct risks of investing in such companies. These companies are subject to extensive competition (due to, among others, generic drug sales or the loss of patent protection), product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a proposed product will ever come to market. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (August 19, 2016).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	40.76%
Lowest return for a quarter during the period of the bar chart above:	4Q 2018	(24.91)%
(1) The year-to-date return as of September 30, 2021 is (6.72)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Healthcare Innovators ETF | Nasdaq US Healthcare Innovators Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Nasdaq US Health Care Innovators Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	52.77%
Since Inception	rr_AverageAnnualReturnSinceInception	22.20%
Principal Exchange-Traded Funds | Principal Healthcare Innovators ETF | Principal Healthcare Innovators ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTEC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Annual Return 2017	rr_AnnualReturn2017	36.31%	[6]
Annual Return 2018	rr_AnnualReturn2018	(11.20%)	[6]
Annual Return 2019	rr_AnnualReturn2019	38.92%	[6]
Annual Return 2020	rr_AnnualReturn2020	52.52%	[6]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.91%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	52.52%
Since Inception	rr_AverageAnnualReturnSinceInception	21.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2016
Principal Exchange-Traded Funds | Principal Healthcare Innovators ETF | Principal Healthcare Innovators ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	52.30%
Since Inception	rr_AverageAnnualReturnSinceInception	21.64%
Principal Exchange-Traded Funds | Principal Healthcare Innovators ETF | Principal Healthcare Innovators ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	31.10%
Since Inception	rr_AverageAnnualReturnSinceInception	17.63%
Principal Exchange-Traded Funds | Principal International Adaptive Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL INTERNATIONAL ADAPTIVE MULTI-FACTOR ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From May 26, 2021, the date operations commenced, through June 30, 2021, the Fund's portfolio turnover rate was 1.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in securities of foreign companies. The fund invests in securities regardless of market capitalization size (small, medium or large).
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify and rank equity securities in the MSCI World Ex-U.S. Index (the "Index") that correspond to factor categories including the following:
•Value companies - securities with low prices relative to their fundamental value, measured by such metrics as earnings yield, free cash flow yield, and sales yield.
•Higher quality companies – securities ranked based on metrics such as return on equity, sales growth, earnings growth, and balance sheet measures of quality (such as lower debt and accruals).
•Higher momentum companies - securities ranked by evaluating recent performance.
•Lower volatility companies – identified using the last 12-month standard deviation of returns (in other words, how much such returns vary).
The model incorporates a proprietary rules-based methodology that identifies the current market risk regime as “lower,” “higher and increasing,” or “higher and decreasing” and then weights securities within and among the factor categories based on the prevailing market regime. During "higher and decreasing" market risk environments, the model is expected to correspond more closely to the weights used in the Index itself; however, in other regimes, the model’s selection and weighting is expected to differ from the Index in an effort to outperform the Index returns after fees and expenses. In "lower" risk environments, the model is expected to allocate more to value, quality, and momentum stocks, while de-emphasizing lower volatility stocks, whereas in "higher and increasing" risk environments the model is expected to allocate more to lower volatility stocks, as well as quality and momentum stocks, while de-emphasizing value stocks. For certain securities, the model assigns weights equal to that of the Index in all risk regimes.
PGI expects to review the risk environment weekly. In circumstances where the risk environment does not change, the Fund's holdings are expected to be rebalanced semi-annually. Fund holdings will be rebalanced more frequently in the event of market risk regime shifts, which will result in increased portfolio turnover. PGI expects to review the model and risk environment regularly, and adjustments to the model and Fund holdings may be made at PGI's discretion. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by the active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Momentum Style Risk. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. Momentum securities may be more volatile than a broad cross-section of securities or the overall stock market. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when momentum style is out of favor, during which the investment performance of the Fund may suffer to the extent it employs momentum style methodology.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the MSCI World Ex-U.S. Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund’s performance is benchmarked against the MSCI World Ex-U.S. Index. Performance information provides an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal International Adaptive Multi-Factor ETF | Principal International Adaptive Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PXUS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.24%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 77
Principal Exchange-Traded Funds | Principal International Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL INTERNATIONAL MULTI-FACTOR ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Developed Select Leaders Core Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq Developed Market Ex-US Ex Korea Large Mid Cap Index (the "Parent Index") that exhibit potential for high degrees of value, quality growth and strong momentum.
The Parent Index is composed of developed foreign market equity securities of issuers that have medium and large market capitalizations. The Index includes securities in the top 50% of the Parent Index by market capitalization, or (if not in the top 50% by market cap) the top 50% by rank (discussed below). To determine the rankings of securities in the bottom 50% by market cap, a currency-neutral approach is used (each currency maintains similar weight as the initial universe of stocks).
Securities are ranked according to three factors:
•The Shareholder Yield (Value) Factor ranks securities based on the collective financial impact on a company's shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. This factor is designed to identify securities with low prices relative to their fundamental value.
•The Pricing Power (Quality Growth) Factor ranks securities based on consistent sales growth, earnings quality and growth, and profitability, while taking price volatility into account.
•The Momentum Factor ranks securities by evaluating price momentum over multiple horizons to determine sustainability.
The Index uses modified market-cap weighting to give greater weight to securities that rank higher.
The Index is rebalanced semi-annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. As of June 30, 2021, the Index included 581 components, and the Parent Index included 1,064 components. More detailed information about the Index methodology is provided in the prospectus under Underlying Indices.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Medium Market Capitalization Companies. Investments in medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Momentum Style Risk. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. Momentum securities may be more volatile than a broad cross-section of securities or the overall stock market. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when momentum style is out of favor, during which the investment performance of the Fund may suffer to the extent it employs momentum style methodology.Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (July 23, 2019).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	4Q 2020	16.70%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(21.61)%
(1) The year-to-date return as of September 30, 2021 is 10.77%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal International Multi-Factor ETF | Nasdaq Developed Select Leaders Core Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Nasdaq Developed Select Leaders Core Index
1 Year	rr_AverageAnnualReturnYear01	10.06%
Since Inception	rr_AverageAnnualReturnSinceInception	12.38%
Principal Exchange-Traded Funds | Principal International Multi-Factor ETF | Principal International Multi-Factor Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PDEV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 318
Annual Return 2020	rr_AnnualReturn2020	9.67%	[9]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.61%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.67%
Since Inception	rr_AverageAnnualReturnSinceInception	11.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2019
Principal Exchange-Traded Funds | Principal International Multi-Factor ETF | Principal International Multi-Factor Index ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.80%
Since Inception	rr_AverageAnnualReturnSinceInception	11.13%
Principal Exchange-Traded Funds | Principal International Multi-Factor ETF | Principal International Multi-Factor Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%
Principal Exchange-Traded Funds | Principal Investment Grade Corporate Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL INVESTMENT GRADE CORPORATE ACTIVE ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.80%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade corporate bonds and other fixed income securities at the time of purchase. “Investment grade” securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. If the security has been rated by only one of those agencies, that rating will determine whether the security is investment grade. If securities are rated differently by the rating agencies, the highest rating is used.
The fixed income securities in which the Fund invests include foreign securities, corporate securities, securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and securities issued or guaranteed by foreign governments payable in U.S. dollars. The portfolio is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +/- 10% of the duration of the Bloomberg Barclays U.S. Corporate Investment Grade Bond Index, which as of June 30, 2021 was 8.72 years. The Fund actively trades securities.
The Fund utilizes exchange-traded and over-the-counter derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in treasury futures for hedging or to otherwise manage fixed income exposure, as well as credit default swaps, including buying and selling on individual securities and/or baskets of securities, to efficiently manage exposures to certain sectors or individual issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (April 18, 2018).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	10.29%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(5.22)%
(1) The year-to-date return as of September 30, 2021 is (0.95)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Investment Grade Corporate Active ETF | Bloomberg U.S. Corporate Investment Grade Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Corporate Investment Grade Bond Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Principal Exchange-Traded Funds | Principal Investment Grade Corporate Active ETF | Principal Investment Grade Corporate Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.19%	[10]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	61
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	107
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 243
Annual Return 2019	rr_AnnualReturn2019	15.69%	[12]
Annual Return 2020	rr_AnnualReturn2020	10.91%	[12]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.22%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.91%
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 18, 2018
Principal Exchange-Traded Funds | Principal Investment Grade Corporate Active ETF | Principal Investment Grade Corporate Active ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
Principal Exchange-Traded Funds | Principal Investment Grade Corporate Active ETF | Principal Investment Grade Corporate Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.62%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Principal Exchange-Traded Funds | Principal Millennials ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL MILLENNIALS ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Global Millennial Opportunity Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq Global Index (the "Parent Index") that are impacted by the spending and lifestyle activities of the Millennial generation, which refers to people born from 1980 to the mid-2000s. The Index may include U.S. and foreign (including emerging market) securities. The Index may include equity securities of different market capitalizations (small, medium, or large) and styles (growth or value) and is weighted based upon market capitalization and exposure to Millennials. Market segments with the greatest Millennial exposure are likely to include, without limitation, consumer goods (including fashion and apparel), social media and e-commerce, and digital media and technology.
To be eligible for the Index, a security must be a component of the Parent Index. However, an exchange-listed security that is not a component of the Parent Index may be eligible if it otherwise meets all of the eligibility criteria. Each security's exposure to Millennials is determined using a proprietary, multi-step research process. Each company is identified as having low, medium, or high exposure to Millennials based on the materiality of the company's exposure to Millennial-related themes and the potential role of Millennials in driving long-term growth. To be eligible for the Index, a security must have high or medium exposure to Millennials. "Medium exposure" means that Millennials-related products, technologies, services and solutions are an important factor of the company's business model, strategy and research and development, and are material to sales and/or growth. "High exposure" means that Millennials-related products, technologies, services and solutions are core to the company's business model, strategy and research and development, and are material to sales and/or growth. Securities of companies having high exposure to Millennials receive 70% of the weight of the index, and securities of companies having medium exposure to Millennials receive 30% of the weight of the index.
The Index is rebalanced annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2021, the Index included 131 components, and the Parent Index included 9,003 components. More detailed information about the Index methodology is provided in the prospectus under Underlying Indices.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also invest in securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated. As of June 30, 2021, the Fund’s investments were concentrated in the media and entertainment industry and the retailing industry, and the Fund invested significantly in the communication services sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated. As of June 30, 2021, the Fund’s investments were concentrated in the media and entertainment industry and the retailing industry, and the Fund invested significantly in the communication services sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry and Sector Risks Related to Investing in Companies with Millennial Exposure. The Fund invests in companies with millennial exposure, which are likely to include companies involved in producing or distributing clothing and apparel, food (including restaurants), and consumer staples, as well as companies involved in the provision of social networks and social media, digital media, live events and entertainment, travel and transportation services, financial services and investments, housing and housing services and educational services. Such companies may be affected by changes in consumers’ disposable income, consumer preferences, social trends and marketing campaigns. Millennial companies generally face a high degree of competition and potentially rapid product obsolescence. The customers and/or suppliers of millennial companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on millennial companies. Millennial companies may participate in monopolistic practices that could make them subject to higher levels of regulatory scrutiny and/or potential break ups in the future, which could severely impact the viability of these companies.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Communication Services Sector Risks. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclical revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals, and changing consumer tastes and interests.
•Consumer Goods and Consumer Services Sectors Risk. The Fund invests in securities of companies in the consumer services and consumers goods sectors to the extent the Index is composed of such securities. Such companies are particularly subject to risks related to performance of the overall global economy, interest rates, competition, government regulation, and consumer confidence. Success depends heavily on disposable income and consumer spending, and is also impacted by consumer interest and marketing campaigns. Companies in these sectors may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can affect the demand for, and success of, consumer goods and services in the marketplace.
•Media and Entertainment Industries Risk. Companies engaged in the design, production or distribution of goods or services for the media industry may become obsolete quickly. Media companies are subject to risks that include cyclical revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry, and the potential for increased government regulation. Additionally, intellectual property rights are very important to many media companies, and the expiration of intellectual property rights or other events that adversely affect a media company’s intellectual property rights may materially and adversely affect the value of its securities.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (August 19, 2016).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	35.13%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(23.30)%
(1) The year-to-date return as of September 30, 2021 is 4.47%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Millennials ETF | Nasdaq Global Millennial Opportunity Index (NTR)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	Nasdaq Global Millennial Opportunity Index (NTR) (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	41.67%
Since Inception	rr_AverageAnnualReturnSinceInception	22.46%
Principal Exchange-Traded Funds | Principal Millennials ETF | Principal Millennials ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GENY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 567
Annual Return 2017	rr_AnnualReturn2017	41.08%	[14]
Annual Return 2018	rr_AnnualReturn2018	(7.90%)	[14]
Annual Return 2019	rr_AnnualReturn2019	32.81%	[14]
Annual Return 2020	rr_AnnualReturn2020	41.00%	[14]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.30%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	41.00%
Since Inception	rr_AverageAnnualReturnSinceInception	22.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2016
Principal Exchange-Traded Funds | Principal Millennials ETF | Principal Millennials ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	40.53%
Since Inception	rr_AverageAnnualReturnSinceInception	21.91%
Principal Exchange-Traded Funds | Principal Millennials ETF | Principal Millennials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	24.23%
Since Inception	rr_AverageAnnualReturnSinceInception	17.95%
Principal Exchange-Traded Funds | Principal Quality ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL QUALITY ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Price Setters Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of mid- to large-capitalization companies in the Nasdaq US Large Mid Cap Index (the "Parent Index") that exhibit higher quality, growth potential, and pricing power. "Pricing power" refers to the extent to which a company can raise the prices of its products without reducing the demand for them.
To be eligible for the Index, a security must be a component of the Parent Index and must be a top 550 name by market capitalization. Securities are ranked based upon eleven factors that include calculations based on earnings per share ("EPS") growth, operating margin, operating margin growth, return volatility, sales growth, return on equity, and earning quality. The average of the 11 factor scores is taken to create one score used to rank the securities. The top 150 securities by final rank are selected. The Index employs a modified equal dollar weighting methodology with those in the higher ranking groups receiving relatively more weight.
The Index is rebalanced annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2021, the Index included 148 components, and the Parent Index included 974 components. More detailed information about the Index methodology is provided in the prospectus under Underlying Indices.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated. Due to the composition of the Index, the Fund invested significantly in one or more industries within the healthcare sector as of June 30, 2021. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Medium Market Capitalization Companies. Investments in medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Healthcare Sector Risk. A fund that invests in securities of companies in the healthcare sector (which includes companies involved in several industries, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services) is subject to the direct risks of investing in such companies. These companies are subject to extensive competition (due to, among others, generic drug sales or the loss of patent protection), product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a proposed product will ever come to market. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (March 21, 2016).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	20.69%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(19.38)%
(1) The year-to-date return as of September 30, 2021 is 14.4%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Quality ETF | Nasdaq US Price Setters Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Nasdaq US Price Setters Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.26%
Since Inception	rr_AverageAnnualReturnSinceInception	15.48%
Principal Exchange-Traded Funds | Principal Quality ETF | Principal Quality ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSET
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
Annual Return 2017	rr_AnnualReturn2017	24.46%	[16]
Annual Return 2018	rr_AnnualReturn2018	(1.44%)	[16]
Annual Return 2019	rr_AnnualReturn2019	33.75%	[16]
Annual Return 2020	rr_AnnualReturn2020	16.35%	[16]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.38%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes(1)	[17]
1 Year	rr_AverageAnnualReturnYear01	16.35%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	15.78%	[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2016
Principal Exchange-Traded Funds | Principal Quality ETF | Principal Quality ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.75%
Since Inception	rr_AverageAnnualReturnSinceInception	15.35%
Principal Exchange-Traded Funds | Principal Quality ETF | Principal Quality ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	12.57%
Principal Exchange-Traded Funds | Principal Spectrum Preferred Securities Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL SPECTRUM PREFERRED SECURITIES ACTIVE ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). In particular, the Fund focuses on preferred securities known as “$1,000 par preferred securities” which are issued in large, institutional lot sizes, typically by U.S. and non-U.S. financial services companies (i.e., banking, insurance and commercial finance companies) and other corporations. Preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company's senior debt, but may have "preference" over common stock in the payment of distributions and the liquidation of a company's assets. The Fund may invest its assets in below investment grade preferred securities (sometimes called “high yield” or "junk") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. (“Moody’s”) and BB+ or lower by Standard & Poor’s Rating Service (“S&P”) (if a security is rated differently by the rating agencies, the highest rating is used; if the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade; If the security has not been rated by either of those agencies, the Sub-Advisor will determine whether the security is of a quality comparable to those rated below investment grade).The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.
Liquidity Risk. A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve certain fixed-income securities, securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds and bank loans or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (July 10, 2017).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	12.14%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(12.33)%
(1) The year-to-date return as of September 30, 2021 is 3.08%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Spectrum Preferred Securities Active ETF | ICE BofA Merrill Lynch U.S. Investment Grade Institutional Capital Securities Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA Merrill Lynch U.S. Investment Grade Institutional Capital Securities Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Principal Exchange-Traded Funds | Principal Spectrum Preferred Securities Active ETF | Principal Spectrum Preferred Securities Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PREF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Annual Return 2018	rr_AnnualReturn2018	(5.62%)	[19]
Annual Return 2019	rr_AnnualReturn2019	17.78%	[19]
Annual Return 2020	rr_AnnualReturn2020	7.60%	[19]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.33%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2017
Principal Exchange-Traded Funds | Principal Spectrum Preferred Securities Active ETF | Principal Spectrum Preferred Securities Active ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Principal Exchange-Traded Funds | Principal Spectrum Preferred Securities Active ETF | Principal Spectrum Preferred Securities Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Principal Exchange-Traded Funds | Principal Spectrum Tax-Advantaged Dividend Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL SPECTRUM TAX-ADVANTAGED DIVIDEND ACTIVE ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying securities at the time of purchase. Such securities include, without limitation, preferred securities and capital securities of U.S. and non-U.S. issuers. The Fund invests significantly in securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment, such as dividends treated as “qualified dividend income” (“QDI”) and qualified dividends from real estate investment trusts (“REITS”). However, the Fund also invests in securities that are not eligible for such treatment.
Examples of preferred securities in which the Fund invests include preferred stock, certain depositary receipts, and various types of junior subordinated debt. Such preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company's senior debt, but may have "preference" over common stock in the payment of distributions and the liquidation of a company's assets. Capital securities are securities issued by financial institutions and other corporate issuers for purposes of satisfying regulatory capital requirements of obtaining agency credit. Examples of capital securities in which the Fund invests include subordinated debt securities, certain preferred securities, and contingent convertible securities (“Cocos”). Cocos are hybrid debt securities typically issued by non-US banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised. The Fund defines "dividend-paying securities" to include preferred and capital securities that make payments and distributions that are treated as dividends for U.S. federal income tax purposes.
The Fund invests in investment grade securities and in below investment grade securities (sometimes called “high yield” or "junk"). The Fund is not managed to a particular maturity or duration. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Capital Securities Risk. In addition to the risks associated with other types of preferred securities and fixed-income securities, investing in capital securities includes the risk that the value of securities may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates.
Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Dividend-Oriented Stocks Risk. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. For example, a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Additionally, the Fund’s performance during a broad market advance could suffer because dividend-paying securities may not experience the same capital appreciation as non-dividend paying securities.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts ("REITs") Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Tax-Advantaged Strategy Risk. There can be no assurance as to the portion of the Fund’s distributions that will qualify for favorable federal income tax treatment. The Fund may make investments and pay dividends that are ineligible for favorable tax treatment or that otherwise do not meet the requirements for such treatment, and shareholders must satisfy certain requirements to take advantage of beneficial tax treatment.
For example, only certain individual and non-corporate taxpayers (and not corporate and other certain taxpayers) are eligible for reduced income tax rates (0%-20%) on QDI or to deduct up to 20% of qualified dividends from REITs (“QRD”). Additionally, in order to benefit from QDI or QRD treatment, both the Fund and eligible shareholders must meet holding period requirements. Some taxpayers (including certain individuals, trusts, and estates) may be subject to an additional 3.8% tax on QDI. Current regulations provide for favorable QRD treatment only for dividends distributed during the 2018-2025 tax years.
Moreover, the Internal Revenue Service may take a contrary position as to the tax treatment of certain dividends. Federal income tax laws with respect to qualified dividends or other favorable tax treatment may change, and any applicable reduced income tax rate or deduction may change or be eliminated for some or all taxpayers. Therefore, some or all of the Fund’s dividends may be subject to ordinary income tax rates and/or may not qualify for any special deduction under U.S. federal income tax laws. Any dividends made by the Fund will also be subject to applicable state and local tax.
Because the Fund makes investment decisions based in part on tax considerations, the Fund’s pre-tax performance may be lower than the performance of similar funds that are not tax-managed.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the ICE BofA Merrill Lynch 7% Constrained DRD Eligible Preferred Securities Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund’s performance is benchmarked against the ICE BofA Merrill Lynch 7% Constrained DRD Eligible Preferred Securities Index. Performance information provides an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal Spectrum Tax-Advantaged Dividend Active ETF | Principal Spectrum Tax-Advantaged Dividend Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PQDI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Exchange-Traded Funds | Principal Ultra-Short Active Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL ULTRA-SHORT ACTIVE INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade bonds and other fixed income securities. "Investment grade” securities are rated at the time of purchase BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. If the security has been rated by only one of those agencies, that rating will determine whether the security is investment grade.
The Fund invests in fixed- and floating-rate securities. The Fund invests in foreign securities, corporate securities, securities issued by the U.S. and foreign governments and their agencies and instrumentalities, asset-backed securities (securitized products), and commercial paper. The Fund concentrates (invests more than 25% of its net assets) its investments in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Under normal circumstances, the Fund maintains an average effective maturity of three years or less and an average portfolio duration of one year or less. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. The Fund actively trades securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates (invests more than 25% of its net assets) its investments in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Commercial Paper Risk. The value of the Fund’s investment in commercial paper, which is generally unsecured, is susceptible to changes in interest rates and the issuer’s financial condition or credit quality. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding obligations. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Floating Interest Rate Risk.  Floating interest rates vary with and are periodically adjusted to reflect changes in a generally recognized base interest rate (e.g., LIBOR, SOFR, the federal funds rate, or a similar reference rate). Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (April 24, 2019).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	1.75%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(0.48)%
(1) The year-to-date return as of September 30, 2021 is 0.28%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Ultra-Short Active Income ETF | Bloomberg U.S. 1-3 Month Treasury Bill Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. 1-3 Month Treasury Bill Index
1 Year	rr_AverageAnnualReturnYear01	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Principal Exchange-Traded Funds | Principal Ultra-Short Active Income ETF | Principal Ultra-Short Active Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.18%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.18%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
Annual Return 2020	rr_AnnualReturn2020	1.67%	[22]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.48%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2019
Principal Exchange-Traded Funds | Principal Ultra-Short Active Income ETF | Principal Ultra-Short Active Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.79%
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Principal Exchange-Traded Funds | Principal Ultra-Short Active Income ETF | Principal Ultra-Short Active Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.98%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Principal Exchange-Traded Funds | Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL U.S. LARGE-CAP ADAPTIVE MULTI-FACTOR ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From May 19, 2021, the date operations commenced, through June 30, 2021, the Fund's portfolio turnover rate was 0.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those within the market capitalization range of the companies in the S&P 500 Index, which as of June 30, 2021, was between approximately $4.0 billion and $2.3 trillion. The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify and rank equity securities in the S&P 500 Index (the "Index") that correspond to factor categories including the following:
•Value companies - securities with low prices relative to their fundamental value, measured by such metrics as earnings yield, free cash flow yield, and sales yield.
•Higher quality companies – securities ranked based on metrics such as return on equity, sales growth, earnings growth, and balance sheet measures of quality (such as lower debt and accruals).
•Higher momentum companies - securities ranked by evaluating recent performance.
•Lower volatility companies – identified using the last 12-month standard deviation of returns (in other words, how much such returns vary).
The model incorporates a proprietary rules-based methodology that identifies the current market risk regime as “lower,” “higher and increasing,” or “higher and decreasing” and then weights securities within and among the factor categories based on the prevailing market regime. During "higher and decreasing" market risk environments, the model is expected to correspond more closely to the weights used in the Index itself; however, in other regimes, the model’s selection and weighting is expected to differ from the Index in an effort to outperform the Index returns after fees and expenses. In "lower" risk environments, the model is expected to allocate more to value, quality, and momentum stocks, while de-emphasizing lower volatility stocks, whereas in "higher and increasing" risk environments the model is expected to allocate more to lower volatility stocks, as well as quality and momentum stocks, while de-emphasizing value stocks. For certain securities, the model assigns weights equal to that of the Index in all risk regimes. The Fund invested significantly in industries within the information technology sector as of June 30, 2021.
PGI expects to review the risk environment weekly. In circumstances where the risk environment does not change, the Fund's holdings are expected to be rebalanced semi-annually. Fund holdings will be rebalanced more frequently in the event of market risk regime shifts, which will result in increased portfolio turnover. PGI expects to review the model and risk environment regularly, and adjustments to the model and Fund holdings may be made at PGI's discretion. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by the active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Information Technology Sector Risk. Companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and are particularly vulnerable to changes in technology product cycles, product obsolescence, government regulation, and competition, both domestically and internationally. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Momentum Style Risk. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. Momentum securities may be more volatile than a broad cross-section of securities or the overall stock market. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when momentum style is out of favor, during which the investment performance of the Fund may suffer to the extent it employs momentum style methodology.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the S&P 500 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund’s performance is benchmarked against the S&P 500 Index. Performance information provides an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal U.S. Large-Cap Adaptive Multi-Factor ETF | Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLRG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
Principal Exchange-Traded Funds | Principal U.S. Mega-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL U.S. MEGA-CAP ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Mega Cap Select Leaders Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq US 500 Large Cap Index (the "Parent Index") that have the largest market capitalizations, with higher weights given to less volatile securities.
The Parent Index is composed of equity securities of U.S. issuers with large market capitalizations. To be eligible for the Index, a security must be in the top 50th percentile of the Parent Index by aggregate company market capitalization. As of June 30, 2021, the market capitalization range of the companies in the Parent Index was between approximately $2.0 billion and $2.2 trillion.
The Index employs a modified equal-dollar weighting methodology. With respect to securities of companies in the top 10% of aggregate market capitalization, companies with the largest market capitalizations receive relatively more weight. Securities of the remaining companies are equally weighted and volatility adjusted, which gives higher weight to securities that are less volatile.
The Index is rebalanced semi-annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. As of June 30, 2021, the Index included 45 components, and the Parent Index included 499 components. More detailed information about the Index methodology is provided in the prospectus under Underlying Indices.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated. Due to the composition of the Index, the Fund invested significantly in one or more industries within the information technology sector as of June 30, 2021.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated. Due to the composition of the Index, the Fund invested significantly in one or more industries within the information technology sector as of June 30, 2021.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Information Technology Sector Risk. Companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and are particularly vulnerable to changes in technology product cycles, product obsolescence, government regulation, and competition, both domestically and internationally. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (October 11, 2017).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	16.44%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(17.17)%
(1) The year-to-date return as of September 30, 2021 is 13.74%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal U.S. Mega-Cap ETF | Nasdaq US Mega Cap Select Leaders Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Nasdaq US Mega Cap Select Leaders Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.26%
Since Inception	rr_AverageAnnualReturnSinceInception	14.14%
Principal Exchange-Traded Funds | Principal U.S. Mega-Cap ETF | Principal U.S. Mega-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USMC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%	[24]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 12
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	45
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	82
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 189
Annual Return 2018	rr_AnnualReturn2018	(1.78%)	[26]
Annual Return 2019	rr_AnnualReturn2019	27.43%	[26]
Annual Return 2020	rr_AnnualReturn2020	16.03%	[26]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.17%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.03%
Since Inception	rr_AverageAnnualReturnSinceInception	13.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 2017
Principal Exchange-Traded Funds | Principal U.S. Mega-Cap ETF | Principal U.S. Mega-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.19%
Since Inception	rr_AverageAnnualReturnSinceInception	13.26%
Principal Exchange-Traded Funds | Principal U.S. Mega-Cap ETF | Principal U.S. Mega-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
Principal Exchange-Traded Funds | Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL U.S. SMALL-CAP ADAPTIVE MULTI-FACTOR ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From May 19, 2021, the date operations commenced, through June 30, 2021, the Fund's portfolio turnover rate was 0.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those within the market capitalization range of the companies in the S&P 600 Index, which as of June 30, 2021, was between approximately $146.9 million and $14.2 billion.
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify and rank equity securities in the S&P 600 Index (the "Index") that correspond to factor categories including the following:
•Value companies - securities with low prices relative to their fundamental value, measured by such metrics as earnings yield, free cash flow yield, and sales yield.
•Higher quality companies – securities ranked based on metrics such as return on equity, sales growth, earnings growth, and balance sheet measures of quality (such as lower debt and accruals).
•Higher momentum companies - securities ranked by evaluating recent performance.
•Lower volatility companies – identified using the last 12-month standard deviation of returns (in other words, how much such returns vary).
The model incorporates a proprietary rules-based methodology that identifies the current market risk regime as “lower,” “higher and increasing,” or “higher and decreasing” and then weights securities within and among the factor categories based on the prevailing market regime. During "higher and decreasing" market risk environments, the model is expected to correspond more closely to the weights used in the Index itself; however, in other regimes, the model’s selection and weighting is expected to differ from the Index in an effort to outperform the Index returns after fees and expenses. In "lower" risk environments, the model is expected to allocate more to value, quality, and momentum stocks, while de-emphasizing lower volatility stocks, whereas in "higher and increasing" risk environments the model is expected to allocate more to lower volatility stocks, as well as quality and momentum stocks, while de-emphasizing value stocks. For certain securities, the model assigns weights equal to that of the Index in all risk regimes.
PGI expects to review the risk environment weekly. In circumstances where the risk environment does not change, the Fund's holdings are expected to be rebalanced semi-annually. Fund holdings will be rebalanced more frequently in the event of market risk regime shifts, which will result in increased portfolio turnover. PGI expects to review the model and risk environment regularly, and adjustments to the model and Fund holdings may be made at PGI's discretion. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
Note: "Standard & Poor's 600" and "S&P 600®" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by the active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Momentum Style Risk. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. Momentum securities may be more volatile than a broad cross-section of securities or the overall stock market. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when momentum style is out of favor, during which the investment performance of the Fund may suffer to the extent it employs momentum style methodology. Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the S&P 600 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund’s performance is benchmarked against the S&P 600 Index. Performance information provides an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal U.S. Small-Cap Adaptive Multi-Factor ETF | Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLTL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL U.S. SMALL-CAP MULTI-FACTOR ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Small Cap Select Leaders Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities (including growth and value stock) of small-capitalization companies in the Nasdaq US Small Cap Index (the "Parent Index") that exhibit potential for high degrees of value, quality growth, and strong momentum, while adjusting for liquidity and volatility. As of June 30, 2021, the market capitalization range of the companies comprising the Parent Index was between approximately $26.6 million and $28.4 billion.
To be eligible for the Index, a security must: be a component of the Parent Index; be in the top 90th percentile of the Nasdaq US Benchmark Index in terms of 3-month Average Daily Dollar Volume and have a minimum 3-month trading history, among other factors. One security per issuer is permitted.
Each security is ranked according to three factors:
•The Shareholder Yield (value factor) ranks securities based on the collective financial impact on a company's shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. This factor is designed to identify securities with low prices relative to their fundamental value.
•The Price Setters (quality growth factor) ranks securities based on pricing power, which is the extent to which a company can raise the prices of its products without reducing the demand for them.
•The Momentum Factor ranks securities based on recent performance relative to their peers.
Each security has a Shareholder Yield, Price Setters, and Momentum rank that is based on that security's Industry Classification Benchmark ("ICB") within the Index. The ranks are then averaged to determine a rank for each security within each ICB. The ranks are then averaged to determine eligibility for inclusion in the Index. Securities that rank in the top 20% are included in the Index, in addition to securities already in the Index that rank in the top 50%. Securities are weighted by their liquidity-volatility score, in an effort to give greater weight to securities that are more liquid and less volatile. Once an initial weight is determined, a final weight initially caps each security's weight at 0.7%.
The Index is rebalanced semi-annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2021, the Index included 516 components, and the Parent Index included 1,986 components. More detailed information about the Index methodology is provided in the prospectus under Underlying Indices.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also invest in securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate (invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not concentrate (invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when momentum style is out of favor, during which the investment performance of a Fund that uses momentum-based strategies may suffer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (September 21, 2016).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	4Q 2020	30.83%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(32.95)%
(1) The year-to-date return as of September 30, 2021 is 25.67%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor ETF | Nasdaq US Small Cap Select Leaders Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Nasdaq US Small Cap Select Leaders Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.73%
Since Inception	rr_AverageAnnualReturnSinceInception	11.03%
Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor ETF | Principal U.S. Small-Cap Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%	[28]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2017	rr_AnnualReturn2017	13.41%	[29]
Annual Return 2018	rr_AnnualReturn2018	(9.23%)	[29]
Annual Return 2019	rr_AnnualReturn2019	18.87%	[29]
Annual Return 2020	rr_AnnualReturn2020	13.45%	[29]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.95%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.45%
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2016
Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor ETF | Principal U.S. Small-Cap Multi-Factor ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.72%
Since Inception	rr_AverageAnnualReturnSinceInception	10.16%
Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor ETF | Principal U.S. Small-Cap Multi-Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.21%
Principal Exchange-Traded Funds | Principal Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL VALUE ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Shareholder Yield Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities (emphasizing value stock) of mid- to large-capitalization companies in the Nasdaq US Large Mid Cap Index (the "Parent Index") that exhibit higher degrees of shareholder yield, in an effort to produce a value-based portfolio with a higher quality focus than is customary in traditional value approaches.
To be eligible for the Index, a security must be a component of the Parent Index and the security must have paid a regular dividend in the prior year. Securities are ranked based upon nine factors that include calculations based on dividend yield, buyback yield, dividend payout per share, free cash flow, price, Sharpe ratio, EBITDA, debt, dividend yield historical valuation, and dividend growth. Securities that rank in the top 20% are included in the Index. The Index employs a modified yield weighting methodology, weighting securities according to their dividend yields. Final eligible securities receive a maximum weight of 3%, and all excess weight is distributed proportionally across the remaining Index securities.
The Index is rebalanced annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2021, the Index included 115 components, and the Parent Index included 974 components. More detailed information about the Index methodology is provided in the prospectus under Underlying Indices.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the advisor believes will help the fund track the Index. The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated. Due to the composition of the Index, the Fund invested significantly in one or more industries within the financial services sector (i.e., banking, insurance and commercial finance industries) as of June 30, 2021.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated. Due to the composition of the Index, the Fund invested significantly in one or more industries within the financial services sector (i.e., banking, insurance and commercial finance industries) as of June 30, 2021.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Medium Market Capitalization Companies. Investments in medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Financial Services Sector Risk. A fund that invests significantly in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (March 21, 2016).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principaletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	22.18%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(33.36)%
(1) The year-to-date return as of September 30, 2021 is 24.66%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Value ETF | Nasdaq US Shareholder Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Nasdaq US Shareholder Yield Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	9.62%
Principal Exchange-Traded Funds | Principal Value ETF | Principal Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%	[30]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
Annual Return 2017	rr_AnnualReturn2017	19.07%	[31]
Annual Return 2018	rr_AnnualReturn2018	(12.51%)	[31]
Annual Return 2019	rr_AnnualReturn2019	26.33%	[31]
Annual Return 2020	rr_AnnualReturn2020	2.51%	[31]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	24.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.36%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2016
Principal Exchange-Traded Funds | Principal Value ETF | Principal Value ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Principal Exchange-Traded Funds | Principal Value ETF | Principal Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%

[1]	(1) Prior to September 1, 2021, the Fund was known as the Principal Active Income ETF, and the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to September 1, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
[2]	Fees have been restated to reflect current fees.
[3]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[4]	The year-to-date return as of September 30, 2021 is 7.79%.
[5]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[6]	The year-to-date return as of September 30, 2021 is (6.72)%.
[7]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[8]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[9]	The year-to-date return as of September 30, 2021 is 10.77%
[10]	Fees have been restated to reflect current fees.
[11]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[12]	The year-to-date return as of September 30, 2021 is (0.95)%.
[13]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[14]	The year-to-date return as of September 30, 2021 is 4.47%
[15]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[16]	The year-to-date return as of September 30, 2021 is 14.4%.
[17]	(1) During 2020, the Fund experienced a one-time gain of approximately $1.13 per share as the result of a one-time infusion of capital by the Manager due to an operational error by a third party. If such gain had not been recognized, the total return amounts expressed in the preceding sentence would have been lower.
[18]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[19]	The year-to-date return as of September 30, 2021 is 3.08%.
[20]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[21]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[22]	The year-to-date return as of September 30, 2021 is 0.28%
[23]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[24]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[25]	Principal Global Investors, LLC ("PGI") has contractually agreed to reduce total annual fund operating expenses for the Fund by waiving a portion of its management fee, or reimbursing the Fund, to the extent that total expenses exceed 0.12% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) expressed as a percent of average net assets on an annualized basis. It is expected that the expense limit will continue through the period ending October 31, 2022; however, Principal Exchange-Traded Funds and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[26]	The year-to-date return as of September 30, 2021 is 13.74%
[27]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[28]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[29]	The year-to-date return as of September 30, 2021 is 25.67%.
[30]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[31]	The year-to-date return as of September 30, 2021 is 24.66%.